Derivatives	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Derivatives

Note 6 – Derivatives

ITAÚ UNIBANCO HOLDING enters into derivative financial instruments with various counterparties to manage its overall exposures and to assist its customers in managing their own exposures.

Futures – Interest rate and foreign currency futures contracts are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. The notional amount represents the face value of the underlying instrument. Commodity futures contracts or financial instruments are commitments to buy or sell commodities (mainly gold, coffee and orange juice), at a future date, at a contracted price, which are settled in cash. The notional amount represents the quantity of such commodities multiplied by the future price at the contract date. Daily cash settlements of price movements are made for all instruments.

Forwards – Interest forward contracts are agreements to exchange payments on a specified future date, based on a market change in interest rates from trade date to contract settlement date. Foreign exchange forward contracts represent agreements to exchange the currency of one country for the currency of another country at an agreed price, at an agreed settlement date. Financial instrument forward contracts are commitments to buy or sell a financial instrument on a future date at a contracted price and are settled in cash.

Swaps – Interest rate and foreign exchange swap contracts are commitments to settle in cash at a future date or dates, based on differentials between specified financial indices (either two different interest rates in a single currency or two different rates each in a different currency), as applied to a notional principal amount. Swap contracts presented in Other in the table below correspond substantially to inflation rate swap contracts.

Options – Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell within a limited time a financial instrument including a flow of interest, foreign currencies, commodities, or financial instruments at a contracted price that may also be settled in cash, based on differentials between specific indices.

Credit Derivatives – Credit derivatives are financial instruments with value relating to the credit risk associated to the debt issued by a third party (the reference entity), which permits that one party (the purchaser of the hedge) transfers the risk to the counterparty (the seller of the hedge). The seller of the hedge should make payments as set forth in the contract when the reference entity undergoes a credit event, such as bankruptcy, default or debt restructuring. The seller of the hedge receives a premium for the hedge, but, on the other hand, assumes the risk that the underlying asset referenced in the contract undergoes a credit event, and the seller would have to make the payment to the purchaser of the hedge, which could be the notional amount of the credit derivative.

The total value of margins pledged in guarantee by ITAÚ UNIBANCO HOLDING was R$ 12,855 (R$ 18,284 at 12/31/2017) and was basically comprised of government securities.

I - Derivatives Summary

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value, and by maturity.

	12/31/2018
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Assets
Swaps – difference receivable	13,049	55.6	705	187	245	700	2,881	8,331
Option premiums	4,215	18.0	1,167	408	610	872	975	183
Forwards (onshore)	1,835	7.8	893	716	145	81	0	0
Credit derivatives - financial Institutions	120	0.5	0	0	1	5	9	105
NDF - Non Deliverable Forward	3,711	15.8	1,013	968	772	653	178	127
Check of swap - Companies	44	0.2	0	0	7	0	13	24
Other	492	2.1	209	10	2	2	13	256

Total	23,466	100.0	3,987	2,289	1,782	2,313	4,069	9,026

% per maturity term			17.0	9.8	7.6	9.9	17.3	38.4

	12/31/2018
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Liabilities
Swaps – difference payable	(19,354)	70.3	(923)	(979)	(606)	(1,417)	(4,687)	(10,742)
Option premiums	(3,929)	14.3	(883)	(500)	(604)	(831)	(823)	(288)
Forwards (onshore)	(470)	1.7	(470)	0	0	0	0	0
Credit derivatives - financial Institutions	(140)	0.5	0	0	0	(2)	(4)	(134)
NDF - Non Deliverable Forward	(3,384)	12.3	(890)	(772)	(583)	(552)	(150)	(437)
Check of swap - Companies	(162)	0.6	0	0	(16)	0	0	(146)
Other	(80)	0.3	(2)	(2)	(8)	(13)	(8)	(47)

Total	(27,519)	100.0	(3,168)	(2,253)	(1,817)	(2,815)	(5,672)	(11,794)

% per maturity term			11.5	8.2	6.6	10.2	20.6	42.9

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value, and by maturity.

	12/31/2017
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Assets
Futures contracts	158	0.7	153	11	(2)	(3)	38	(39)
Swaps – difference receivable	9,190	40.2	189	187	327	744	1,661	6,082
Option premiums	3,337	14.6	430	440	353	955	865	294
Forwards (onshore)	6,911	30.3	6,529	293	46	43	—	—
Credit derivatives - financial Institutions	137	0.6	—	—	1	8	21	107
NDF - Non Deliverable Forward	2,950	12.9	677	717	624	610	166	156
Check of swap - Companies	68	0.3	—	—	6	—	—	62
Other	92	0.4	—	—	—	3	5	84

Total	22,843	100.0	7,978	1,648	1,355	2,360	2,756	6,746

% per maturity term			34.9	7.2	5.9	10.3	12.1	29.6

	12/31/2017
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Liabilities
Swaps – difference receivable	(13,692)	51.2	(65)	(202)	(451)	(1,711)	(3,747)	(7,516)
Option premiums	(2,793)	10.4	(332)	(174)	(304)	(821)	(889)	(273)
Forwards (onshore)	(6,272)	23.5	(6,272)	—	—	—	—	—
Credit derivatives - financial Institutions	(58)	0.2	—	—	(1)	(2)	(7)	(48)
NDF - Non Deliverable Forward	(3,745)	14.0	(927)	(735)	(547)	(785)	(225)	(526)
Check of swap - Companies	(122)	0.5	—	—	(73)	—	—	(49)
Other	(64)	0.2	—	(2)	(2)	(6)	(9)	(45)

Total	(26,746)	100.0	(7,596)	(1,113)	(1,378)	(3,325)	(4,877)	(8,457)

% per maturity term			28.4	4.2	5.2	12.4	18.2	31.6

II - Derivatives by index and Risk Fator

The following table shows the composition of derivatives by index:

		Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
		12/31/2018	12/31/2018	12/31/2018	12/31/2018
Futures contracts		586,033	0	0	0
Purchase commitments		268,228	0	0	0
Shares		13,675	0	0	0
Commodities		194	0	0	0
Interest		243,369	0	0	0
Foreign currency		10,990	0	0	0
Commitments to sell		317,805	0	0	0
Shares		13,965	0	0	0
Commodities		155	0	0	0
Interest		265,218	0	0	0
Foreign currency		38,467	0	0	0
Swap contracts		0	(5,188)	(1,117)	(6,305)
Asset position		939,510	6,263	6,786	13,049
Commodities		6	0	0	0
Interest		925,381	5,124	6,380	11,504
Foreign currency		14,123	1,139	406	1,545
Liability position		939,510	(11,451)	(7,903)	(19,354)
Shares		76	(5)	2	(3)
Commodities		620	0	(1)	(1)
Interest		913,745	(9,410)	(7,973)	(17,383)
Foreign currency		25,069	(2,036)	69	(1,967)
Option contracts		1,262,568	324	(38)	286
Purchase commitments – long position		151,179	1,935	(108)	1,827
Shares		8,211	289	100	389
Commodities		321	10	(3)	7
Interest		100,338	183	(98)	85
Foreign currency		42,309	1,453	(107)	1,346
Commitments to sell – long position		495,464	1,808	580	2,388
Shares		10,802	394	500	894
Commodities		278	11	1	12
Interest		441,673	427	460	887
Foreign currency		42,711	976	(381)	595
Purchase commitments – short position		116,005	(1,564)	153	(1,411)
Shares		9,716	(184)	(98)	(282)
Commodities		317	(9)	6	(3)
Interest		69,934	(147)	95	(52)
Foreign currency		36,038	(1,224)	150	(1,074)
Commitments to sell – short position		499,920	(1,855)	(663)	(2,518)
Shares		8,898	(246)	(503)	(749)
Commodities		192	(6)	(2)	(8)
Interest		448,029	(528)	(497)	(1,025)
Foreign currency		42,801	(1,075)	339	(736)
Forward operations (onshore)		2,341	1,363	2	1,365
Purchases receivable		415	496	0	496
Shares		36	36	0	36
Interest		379	460	0	460
Purchases payable		0	(381)	0	(381)
Shares		0	(2)	0	(2)
Interest		0	(379)	0	(379)
Sales receivable		1,307	1,337	2	1,339
Shares		1,307	1,292	2	1,294
Interest		0	45	0	45
Sales deliverable		619	(89)	0	(89)
Shares		2	(2)	0	(2)
Interest		45	(87)	0	(87)
Foreign currency		572	0	0	0
Credit derivatives		8,324	(243)	223	(20)
Asset position		3,825	(87)	207	120
Shares		1,576	(44)	136	92
Interest		2,249	(43)	71	28
Liability position		4,499	(156)	16	(140)
Shares		1,316	(55)	(14)	(69)
Interest		3,183	(101)	30	(71)
NDF - Non Deliverable Forward		225,355	99	228	327
Asset position		122,495	3,378	333	3,711
Commodities		167	16	1	17
Foreign currency		122,328	3,362	332	3,694
Liability position		102,860	(3,279)	(105)	(3,384)
Commodities		96	(6)	1	(5)
Foreign currency		102,764	(3,273)	(106)	(3,379)
Check of swap		1,334	(71)	(47)	(118)
Asset position		115	7	37	44
Interest		115	2	21	23
Foreign currency		0	5	16	21
Liability position		1,219	(78)	(84)	(162)
Interest		1,219	(17)	(6)	(23)
Foreign currency		0	(61)	(78)	(139)
Other derivative financial instruments		5,304	198	214	412
Asset position		4,296	205	287	492
Shares		217	(8)	10	2
Interest		4,074	213	65	278
Foreign currency		5	0	212	212
Liability position		1,008	(7)	(73)	(80)
Shares		842	(4)	(42)	(46)
Interest		158	(2)	(21)	(23)
Foreign currency		8	(1)	(10)	(11)
		Asset	15,342	8,124	23,466
		Liability	(18,860)	(8,659)	(27,519)

		Total	(3,518)	(535)	(4,053)

Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365	12/31/2018
Futures contracts	217,836	193,637	33,969	140,591	586,033
Swaps contracts	70,403	96,913	96,090	676,104	939,510
Options	595,515	131,147	329,834	206,072	1,262,568
Forwards (onshore)	1,412	844	85	—	2,341
Credit derivatives	—	1,188	680	6,456	8,324
NDF - Non Deliverable Forward	76,032	102,024	30,212	17,087	225,355
Check of swap	—	115	—	1,219	1,334
Other derivative financial instruments	8	405	357	4,534	5,304

The following table shows the composition of derivatives by index:

		Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
		12/31/2017	12/31/2017	12/31/2017	12/31/2017
Futures contracts		607,980	8	150	158
Purchase commitments		323,102	8	150	158
Shares		18,149	—	—	—
Commodities		187	—	—	—
Interest		275,155	7	(3)	4
Foreign currency		29,611	1	153	154
Commitments to sell		284,878	—	—	—
Shares		11,359	—	—	—
Commodities		168	—	—	—
Interest		245,230	—	—	—
Foreign currency		28,121	—	—	—
Swap contracts		837,299	(4,770)	268	(4,502)
Asset position		837,299	3,630	5,560	9,190
Shares		350	—	1	1
Interest		825,811	2,937	5,314	8,251
Foreign currency		11,138	693	245	938
Liability position		837,299	(8,400)	(5,292)	(13,692)
Shares		1,088	(1)	—	(1)
Interest		814,141	(8,244)	(5,275)	(13,519)
Foreign currency		22,070	(155)	(17)	(172)
Option contracts		1,847,829	452	92	544
Purchase commitments – long position		245,514	1,256	392	1,648
Shares		8,655	396	618	1,014
Commodities		367	11	18	29
Interest		204,674	202	(44)	158
Foreign currency		31,818	647	(200)	447
Commitments to sell – long position		736,856	1,457	232	1,689
Shares		11,795	358	34	392
Commodities		269	4	—	4
Interest		700,658	416	348	764
Foreign currency		24,134	679	(150)	529
Purchase commitments – short position		88,688	(1,008)	(229)	(1,237)
Shares		9,159	(128)	(527)	(655)
Commodities		278	(6)	(14)	(20)
Interest		51,477	(155)	65	(90)
Foreign currency		27,774	(719)	247	(472)
Commitments to sell – short position		776,771	(1,253)	(303)	(1,556)
Shares		10,241	(261)	(33)	(294)
Commodities		222	(8)	4	(4)
Interest		742,475	(435)	(378)	(813)
Foreign currency		23,833	(549)	104	(445)
Forward operations (onshore)		9,954	639	—	639
Purchases receivable		1,654	1,861	—	1,861
Shares		25	25	—	25
Interest		1,629	1,836	—	1,836
Purchases payable - Interest		—	(1,644)	—	(1,644)
Sales receivable		737	5,049	1	5,050
Shares		737	729	1	730
Interest		—	4,320	—	4,320
Sales deliverable		7,563	(4,627)	(1)	(4,628)
Shares		3,261	1	—	1
Interest		4,302	(4,628)	(1)	(4,629)
Credit derivatives		10,110	(30)	109	79
Asset position		5,831	38	99	137
Shares		1,955	22	69	91
Interest		3,876	16	30	46
Liability position		4,279	(68)	10	(58)
Shares		769	(21)	4	(17)
Interest		3,510	(47)	6	(41)
NDF - Non Deliverable Forward		252,628	(948)	153	(795)
Asset position		119,312	2,781	169	2,950
Commodities		80	6	1	7
Foreign currency		119,232	2,775	168	2,943
Liability position		133,316	(3,729)	(16)	(3,745)
Commodities		175	(14)	—	(14)
Foreign currency		133,141	(3,715)	(16)	(3,731)
Check of swap		955	(73)	19	(54)
Asset position - Foreign currency		514	—	68	68
Liability position - Interest		441	(73)	(49)	(122)
Other financial instruments		4,225	90	(62)	28
Asset position		2,464	100	(8)	92
Shares		191	(9)	5	(4)
Interest		2,147	109	(15)	94
Foreign currency		126	—	2	2
Liability position		1,761	(10)	(54)	(64)
Shares		1,404	(1)	(57)	(58)
Interest		327	(2)	(2)	(4)
Foreign currency		30	(7)	5	(2)
		Asset	16,180	6,663	22,843
		Liability	(20,812)	(5,934)	(26,746)

		Total	(4,632)	729	(3,903)

Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365	12/31/2017
Futures contracts	187,771	152,660	87,819	179,730	607,980
Swaps contracts	37,526	135,791	115,296	548,686	837,299
Options	418,679	290,491	457,164	681,495	1,847,829
Forwards (onshore)	6,997	1,933	1,024	—	9,954
Credit derivatives	—	510	1,230	8,370	10,110
NDF - Non Deliverable Forward	63,446	136,650	39,109	13,423	252,628
Check of swap	—	293	—	662	955
Other derivative financial instruments	—	474	851	2,900	4,225

III - Derivatives by notional amount

See below the composition of the Derivative Financial Instruments portfolio by type of instrument, stated at their notional amounts, per trading location (organized or over-the-counter market) and counterparties.

	12/31/2018
	Futures	Swaps	Options	Forwards (onshore)	Credit derivatives	NDF - Non Deliverable Forward	Target flow of swap	Other derivative financial instruments
B3	480,950	20,209	1,106,794	1,912	0	47,628	0	0
Over-the-counter market	105,083	919,301	155,774	429	8,324	177,727	1,334	5,304
Financial institutions	104,297	702,848	110,859	0	7,742	103,172	0	3,602
Companies	786	150,639	44,464	429	582	73,811	1,334	1,702
Individuals	0	65,814	451	0	0	744	0	0

Total	586,033	939,510	1,262,568	2,341	8,324	225,355	1,334	5,304

	12/31/2017
	Futures	Swaps	Options	Forwards (onshore)	Credit derivatives	NDF - Non Deliverable Forward	Target flow of swap	Other derivative financial instruments
B3	476,031	24,339	1,746,729	4,023	—	76,838	—	—
Over-the-counter market	131,949	812,960	101,100	5,931	10,110	175,790	955	4,225
Financial institutions	131,525	525,855	69,460	—	10,110	118,743	—	1,792
Companies	424	173,129	31,340	5,931	—	56,905	955	2,433
Individuals	—	113,976	300	—	—	142	—	—

Total	607,980	837,299	1,847,829	9,954	10,110	252,628	955	4,225

IV - Credit derivatives

a)	Information on credit derivatives

ITAÚ UNIBANCO HOLDING buys and sells credit protection mainly related to securities of Brazilian listed companies in order to meet the needs of its customers. When ITAÚ UNIBANCO HOLDING sells contracts for credit protection, the exposure for a given reference entity may be partially or totally offset by a credit protection purchase contract of another counterparty for the same reference entity or similar entity. The credit derivatives for which ITAÚ UNIBANCO HOLDING is protection seller are credit default swaps.

Credit Default Swaps – CDS

CDS are credit derivatives in which, upon a credit event related to the reference entity pursuant to the terms of the contract, the protection buyer is entitled to receive, from the protection seller, the amount equivalent to the difference between the face value of the CDS contract and the fair value of the liability on the date the contract was settled, also known as the recovered amount. The protection buyer does not need to hold the debt instrument of the reference entity for it to receive the amounts due pursuant to the CDS contract terms when a credit event occurs.

	12/31/2018
	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	6,853	1,685	1,913	3,203	52

Total by instrument	6,853	1,685	1,913	3,203	52

By risk rating
Investment grade	1,361	300	510	539	12
Below investment grade	5,492	1,385	1,403	2,664	40

Total by risk	6,853	1,685	1,913	3,203	52

By reference entity
Brazilian government	3,772	1,167	1,118	1,487	0
Government – abroad	314	71	85	156	2
Private entities	2,767	447	710	1,560	50

Total by entity	6,853	1,685	1,913	3,203	52

	12/31/2017
	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	6,416	1,200	2,412	2,804	—

Total by instrument	6,416	1,200	2,412	2,804	—

By risk rating
Investment grade	1,416	449	347	620	—
Below investment grade	5,000	751	2,065	2,184	—

Total by risk	6,416	1,200	2,412	2,804	—

By reference entity
Brazilian government	3,597	406	1,671	1,520	—
Government – abroad	329	144	90	95	—
Private entities	2,490	650	651	1,189	—

Total by entity	6,416	1,200	2,412	2,804	—

ITAÚ UNIBANCO HOLDING assesses the risk of a credit derivative based on the credit ratings attributed to the reference entity by independent credit rating agencies. Investment grade are those entities for which credit risk is rated as Baa3 or higher, as rated by Moody’s, and BBB- or higher, according to the ratings of Standard & Poor’s and Fitch Ratings. The maximum potential loss that may be incurred with the credit derivative is based on the notional amount of the derivative. ITAÚ UNIBANCO HOLDING believes, based on its historical experience, that the amount of the maximum potential loss does not represent the actual level of loss. This is so because, should there be an event of loss, the amount of maximum potential loss should be reduced from the notional amount by the recoverable amount.

The credit derivatives sold are not covered by guarantees, and during this period, ITAÚ UNIBANCO HOLDING has not incurred any loss related to credit derivative contracts.

The following table presents the notional amount of purchased credit derivatives whose underlying amounts are identical to those for which ITAÚ UNIBANCO HOLDING operates as seller of the credit protection.

	12/31/2018
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(6,853)	1,471	(5,382)

Total	(6,853)	1,471	(5,382)

	12/31/2017
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(6,416)	3,694	(2,722)

Total	(6,416)	3,694	(2,722)

b) Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The following tables set forth the financial assets and liabilities that are subject to offsetting, enforceable master netting arrangements, as well as how these financial assets and liabilities have been presented in ITAÚ UNIBANCO HOLDING’s consolidated financial statements. These tables also reflect the amounts of collateral pledged or received in relation to financial assets and liabilities subject to enforceable arrangements that have not been presented on a net basis in accordance with IAS 32.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2018
	Gross amount of recognized financial assets (1)	Gross amount offset in the statement of financial position	Net amount of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	280,126	0	280,126	(2,822)	0	277,304
Derivatives	23,466	0	23,466	(3,091)	0	20,375

	12/31/2017
	Gross amount of recognized financial assets (1)	Gross amount offset in the statement of financial position	Net amount of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	244,699	—	244,699	(575)	—	244,124
Derivatives	22,843	—	22,843	(3,138)	—	19,705

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2018
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the statement of financial position	Net amount of financial liabilities presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	330,237	0	330,237	(23,079)	0	307,158
Derivatives	27,519	0	27,519	(3,091)	(333)	24,095

	12/31/2017
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the statement of financial position	Net amount of financial liabilities presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	312,634	—	312,634	(14,489)	—	298,145
Derivatives	26,746	—	26,746	(3,138)	(452)	23,156

(1)	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable;
(2)	Limited to amounts subject to enforceable master offset agreements and other such agreements;
(3)	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.

Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivatives and repurchase agreements not set off in the balance sheet relate to transactions in which there are enforceable master netting agreements or similar agreements, but the offset criteria have not been met in accordance with paragraph 42 of IAS 32 mainly because ITAÚ UNIBANCO HOLDING has no intention to settle on a net basis, or realize the asset and settle the liability simultaneously.